Income Taxes - Provision (benefit) for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current (benefit) / provision
Federal	$ (16)	$ (16)	$ (7)
State	112	188	20
Foreign	1,666	657	(370)
Total current (benefit) / provision	1,762	829	(357)
Deferred (benefit) / provision
Federal	(23,020)	7	1
State	(2,682)	4	7
Foreign	(2,464)	101	(9)
Total deferred (benefit) / provision	(28,087)	112	(1)
Total (benefit) / provision
Federal	(23,036)	(9)	(6)
State	(2,570)	192	27
Foreign	(798)	758	(379)
Total provision (benefit) for income taxes	$ (26,404)	$ 941	$ (358)